GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Aerospace & Defense – 1.5%
31,147	Boeing Co. (The)	$ 6,562,984
26,777	L3Harris Technologies, Inc.	5,140,916
11,879	Northrop Grumman Corp.	3,590,547

		15,294,447

Airlines – 0.1%
30,606	United Airlines Holdings, Inc.*	1,378,800

Auto Components – 0.5%
43,128	Aptiv PLC	5,119,294

Automobiles – 0.7%
13,360	Tesla, Inc.*	7,583,136

Banks – 2.3%
23,066	First Republic Bank	2,988,431
56,918	JPMorgan Chase & Co.	6,709,494
9,063	SVB Financial Group*	3,125,466
99,412	Truist Financial Corp.	4,614,705
223,141	Wells Fargo & Co.	6,102,906

		23,541,002

Beverages – 1.8%
162,588	Coca-Cola Co. (The)	8,389,541
45,969	Coca-Cola European Partners PLC (United Kingdom)	2,053,895
27,827	Constellation Brands, Inc., Class A	5,727,910
22,549	Monster Beverage Corp.*	1,911,704

		18,083,050

Biotechnology – 1.9%
38,877	ACADIA Pharmaceuticals, Inc.*	2,202,771
17,269	Agios Pharmaceuticals, Inc.*	799,900
6,168	Biogen, Inc.*	1,481,368
22,044	BioMarin Pharmaceutical, Inc.*	1,734,863
106,196	Genmab A/S ADR (Denmark)*	4,100,228
18,771	Neurocrine Biosciences, Inc.*	1,782,119
29,664	Sarepta Therapeutics, Inc.*	4,178,471
15,933	Seagen, Inc.*	2,713,549

		18,993,269

Building Products – 0.2%
16,674	Trane Technologies PLC	2,438,406

Capital Markets – 2.2%
22,551	Bank of New York Mellon Corp. (The)	882,195
5,235	BlackRock, Inc.	3,655,862
35,436	Charles Schwab Corp. (The)	1,728,568
6,855	CME Group, Inc.	1,199,831
21,433	Intercontinental Exchange, Inc.	2,261,396
114,646	Morgan Stanley	7,088,562
7,330	Northern Trust Corp.	682,570
11,723	Raymond James Financial, Inc.	1,066,207
9,141	S&P Global, Inc.	3,215,621

		21,780,812

Chemicals – 2.4%
34,048	Ecolab, Inc.	7,563,763
35,558	Linde PLC (United Kingdom)	9,117,782
10,141	Sherwin-Williams Co. (The)	7,581,716

		24,263,261

Commercial Services & Supplies – 0.1%
5,727	Waste Connections, Inc.	595,493

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 0.7%
129,108	Cisco Systems, Inc.	$ 5,554,226
74,849	Juniper Networks, Inc.	1,629,463

		7,183,689

Construction Materials – 0.7%
26,945	Martin Marietta Materials, Inc.	7,157,400

Consumer Finance – 2.4%
52,803	Ally Financial, Inc.	1,565,609
133,171	American Express Co.	15,792,749
90,267	Discover Financial Services	6,875,637

		24,233,995

Containers & Packaging – 0.6%
63,981	Ball Corp.	6,142,816

Diversified Consumer Services – 0.1%
7,296	Bright Horizons Family Solutions, Inc.*	1,241,123

Diversified Financial Services – 1.3%
55,376	Berkshire Hathaway, Inc., Class B*	12,676,120

Diversified Telecommunication Services – 0.3%
43,008	Verizon Communications, Inc.	2,598,113

Electric Utilities – 0.9%
118,859	NextEra Energy, Inc.	8,746,834

Electrical Equipment – 0.3%
25,167	Eaton Corp. PLC	3,047,975

Electronic Equipment, Instruments & Components – 0.9%
55,664	Amphenol Corp., Class A	7,281,408
52,719	National Instruments Corp.	1,973,272

		9,254,680

Entertainment – 2.3%
21,902	Activision Blizzard, Inc.	1,740,771
13,900	Electronic Arts, Inc.*	1,775,725
25,744	Liberty Media Corp.-Liberty Formula One, Class C*	1,075,585
18,262	Live Nation Entertainment, Inc.*	1,198,900
11,296	Netflix, Inc.*	5,542,947
82,693	Walt Disney Co. (The)	12,239,391

		23,573,319

Equity Real Estate Investment Trusts (REITs) – 2.7%
23,271	Alexandria Real Estate Equities, Inc. REIT	3,810,161
16,505	American Tower Corp. REIT	3,815,956
29,699	CyrusOne, Inc. REIT	2,076,257
2,145	Equinix, Inc. REIT	1,496,760
22,098	Equity LifeStyle Properties, Inc. REIT	1,294,722
25,159	Extra Space Storage, Inc. REIT	2,836,174
40,433	Healthpeak Properties, Inc. REIT	1,166,896
89,080	Host Hotels & Resorts, Inc. REIT	1,249,792
85,169	Invitation Homes, Inc. REIT	2,434,130
61,538	Prologis, Inc. REIT	6,156,877
23,565	Welltower, Inc. REIT	1,484,124

		27,821,849

Food & Staples Retailing – 1.0%
66,680	Walmart, Inc.	10,188,037

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – 1.2%
29,719	McCormick & Co., Inc.	$ 5,556,859
119,592	Mondelez International, Inc., Class A	6,870,560

		12,427,419

Gas Utilities – 0.2%
22,689	Atmos Energy Corp.	2,175,648

Health Care Equipment & Supplies – 4.1%
219,229	Boston Scientific Corp.*	7,267,441
25,555	Danaher Corp.	5,740,420
46,073	Hologic, Inc.*	3,185,026
3,000	IDEXX Laboratories, Inc.*	1,382,940
19,728	Insulet Corp.*	5,084,103
10,277	Intuitive Surgical, Inc.*	7,461,616
12,036	West Pharmaceutical Services, Inc.	3,311,826
55,371	Zimmer Biomet Holdings, Inc.	8,256,923

		41,690,295

Health Care Providers & Services – 2.5%
24,807	Centene Corp.*	1,529,351
128,692	CVS Health Corp.	8,724,031
24,250	Guardant Health, Inc.*	2,937,160
12,567	Humana, Inc.	5,033,335
21,239	UnitedHealth Group, Inc.	7,143,525

		25,367,402

Health Care Technology – 0.8%
137,622	American Well Corp., Class A*(a)	3,652,488
15,800	Veeva Systems, Inc., Class A*	4,374,546

		8,027,034

Hotels, Restaurants & Leisure – 2.3%
79,557	Aramark	2,784,495
33,682	Las Vegas Sands Corp.	1,876,424
42,215	McDonald’s Corp.	9,179,230
19,467	Wyndham Hotels & Resorts, Inc.	1,119,352
32,651	Wynn Resorts Ltd.	3,281,426
46,074	Yum! Brands, Inc.	4,874,629

		23,115,556

Household Durables – 0.2%
24,293	Lennar Corp., Class A	1,842,867

Household Products – 1.4%
101,337	Procter & Gamble Co. (The)	14,072,669

Industrial Conglomerates – 1.8%
678,338	General Electric Co.	6,905,481

58,040	Honeywell International, Inc.	11,835,517

		18,740,998

Insurance – 1.5%
12,911	Allstate Corp. (The)	1,321,441
15,486	American International Group, Inc.	595,282
32,809	Chubb Ltd.	4,850,155
25,340	Globe Life, Inc.	2,359,154
2,427	Markel Corp.*	2,363,485
24,635	Marsh & McLennan Cos., Inc.	2,824,156
3,497	Progressive Corp. (The)	304,624
7,383	Reinsurance Group of America, Inc.	851,112

		15,469,409

Interactive Media & Services – 6.0%
11,348	Alphabet, Inc., Class A*	19,908,931
9,164	Alphabet, Inc., Class C*	16,135,422

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
80,274	Facebook, Inc., Class A*	$ 22,233,490
45,846	Snap, Inc., Class A*	2,036,479

		60,314,322

Internet & Direct Marketing Retail – 4.6%
13,127	Amazon.com, Inc.*	41,586,861
22,393	Etsy, Inc.*	3,598,555
705	MercadoLibre, Inc. (Argentina)*	1,095,098

		46,280,514

IT Services – 6.7%
36,078	Accenture PLC, Class A	8,986,669
15,264	Booz Allen Hamilton Holding Corp.	1,324,762
38,679	Cognizant Technology Solutions Corp., Class A	3,021,990
67,538	Fidelity National Information Services, Inc.	10,023,315
18,612	Fiserv, Inc.*	2,143,730
19,543	International Business Machines Corp.	2,413,951
21,700	Mastercard, Inc., Class A	7,302,267
65,326	PayPal Holdings, Inc.*	13,987,603
3,059	Snowflake, Inc., Class A*	996,745
85,054	Visa, Inc., Class A	17,891,109

		68,092,141

Leisure Products – 0.2%
25,095	Brunswick Corp.	1,873,091

Life Sciences Tools & Services – 1.0%
7,762	Illumina, Inc.*	2,500,062
3,217	Mettler-Toledo International, Inc.*	3,699,679
16,245	PerkinElmer, Inc.	2,160,585
3,345	Thermo Fisher Scientific, Inc.	1,555,358

		9,915,684

Machinery – 1.5%
24,026	Deere & Co.	6,285,682
39,903	Illinois Tool Works, Inc.	8,423,125
4,878	Stanley Black & Decker, Inc.	899,064

		15,607,871

Media – 1.0%
192,145	Comcast Corp., Class A	9,653,365

Multiline Retail – 0.3%
11,850	Dollar General Corp.	2,590,173

Multi-Utilities – 1.1%
58,766	Ameren Corp.	4,570,819
84,617	CMS Energy Corp.	5,207,330
14,904	WEC Energy Group, Inc.	1,415,135

		11,193,284

Oil, Gas & Consumable Fuels – 2.1%
189,144	Cheniere Energy, Inc.*	10,722,573
96,425	Chevron Corp.	8,406,332
49,840	ConocoPhillips	1,971,670

		21,100,575

Personal Products – 0.7%
30,521	Estee Lauder Cos., Inc. (The), Class A	7,487,412

Pharmaceuticals – 2.9%
80,869	AstraZeneca PLC ADR (United Kingdom)	4,281,205
172,400	Bristol-Myers Squibb Co.	10,757,760

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
40,341	Catalent, Inc.*	$ 3,878,384
73,973	Eli Lilly and Co.	10,774,167

		29,691,516

Professional Services – 0.6%
62,649	TransUnion	5,706,697
3,853	Verisk Analytics, Inc.	764,089

		6,470,786

Road & Rail – 2.0%
25,154	Norfolk Southern Corp.	5,962,001
22,536	Old Dominion Freight Line, Inc.	4,582,921
48,034	Union Pacific Corp.	9,802,779

		20,347,701

Semiconductors & Semiconductor Equipment – 4.2%
48,359	Advanced Micro Devices, Inc.*	4,480,945
178,352	Marvell Technology Group Ltd.	8,255,914
11,937	Micron Technology, Inc.*	765,042
11,988	NVIDIA Corp.	6,426,287
49,391	NXP Semiconductors NV (Netherlands)	7,824,522
21,699	QUALCOMM, Inc.	3,193,442
19,278	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	1,870,352
61,356	Texas Instruments, Inc.	9,893,655

		42,710,159

Software – 9.5%
22,678	Adobe, Inc.*	10,850,743
14,711	Atlassian Corp. PLC, Class A*	3,310,710
15,281	HubSpot, Inc.*	6,025,757
15,990	Intuit, Inc.	5,628,800
239,292	Microsoft Corp.	51,225,238
9,018	Palo Alto Networks, Inc.*	2,650,571
4,810	Paycom Software, Inc.*	2,006,155
10,062	ServiceNow, Inc.*	5,378,642
17,474	Splunk, Inc.*	3,567,841
23,521	Workday, Inc., Class A*	5,287,286

		95,931,743

Specialty Retail – 2.1%
12,897	Advance Auto Parts, Inc.	1,904,887
27,748	Lowe’s Cos., Inc.	4,323,693
5,575	O’Reilly Automotive, Inc.*	2,466,603
8,242	RH*	3,734,945
34,958	Ross Stores, Inc.	3,758,684
17,279	Ulta Beauty, Inc.*	4,758,637

		20,947,449

Technology Hardware, Storage & Peripherals – 5.3%
449,799	Apple, Inc.	53,548,571

Textiles, Apparel & Luxury Goods – 1.6%
11,928	Lululemon Athletica, Inc.*	4,415,984

66,988	NIKE, Inc., Class B	9,023,284
34,402	PVH Corp.	2,734,615

		16,173,883

Water Utilities – 0.4%
29,082	American Water Works Co., Inc.	4,460,597

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services – 0.3%
21,345	T-Mobile US, Inc.*	$ 2,837,604

TOTAL COMMON STOCKS (Cost $590,619,892)		$ 993,094,658

Shares	Dividend Rate	Value

Investment Company – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,839,534	0.016%	$ 3,839,534
(Cost $3,839,534)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $594,459,426)		$ 996,934,192

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,497,295	0.016%	$ 3,497,295
(Cost $3,497,295)

TOTAL INVESTMENTS – 98.7% (Cost $597,956,721)		$1,000,431,487

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		12,604,760

NET ASSETS – 100.0%		$1,013,036,247

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 1.3%
11,924	Boeing Co. (The)	$ 2,512,506

Auto Components – 1.8%
28,716	Aptiv PLC	3,408,589

Beverages – 1.5%
32,220	Monster Beverage Corp.*	2,731,612

Biotechnology – 3.4%
25,820	BioMarin Pharmaceutical, Inc.*	2,032,034
62,793	Genmab A/S ADR (Denmark)*	2,424,438
13,345	Sarepta Therapeutics, Inc.*	1,879,776

		6,336,248

Chemicals – 1.7%
14,465	Ecolab, Inc.	3,213,400

Entertainment – 3.7%
39,556	Live Nation Entertainment, Inc.*	2,596,851
9,125	Netflix, Inc.*	4,477,638

		7,074,489

Equity Real Estate Investment Trusts (REITs) – 3.0%
10,951	American Tower Corp. REIT	2,531,871
4,368	Equinix, Inc. REIT	3,047,947

		5,579,818

Food & Staples Retailing – 1.4%
17,261	Walmart, Inc.	2,637,308

Food Products – 1.3%
13,290	McCormick & Co., Inc.	2,484,964

Health Care Equipment & Supplies – 5.0%
119,670	Boston Scientific Corp.*	3,967,060
12,681	Danaher Corp.	2,848,533
10,514	Insulet Corp.*	2,709,563

		9,525,156

Health Care Providers & Services – 1.4%
6,611	Humana, Inc.	2,647,838

Health Care Technology – 1.2%
8,430	Veeva Systems, Inc., Class A*	2,334,014

Hotels, Restaurants & Leisure – 1.6%
14,090	McDonald’s Corp.	3,063,730

Interactive Media & Services – 12.7%
6,210	Alphabet, Inc., Class A*	10,894,824
2,100	Alphabet, Inc., Class C*	3,697,554
33,794	Facebook, Inc., Class A*	9,359,924

		23,952,302

Internet & Direct Marketing Retail – 4.5%
2,696	Amazon.com, Inc.*	8,541,036

IT Services – 12.2%
23,728	Fidelity National Information Services, Inc.	3,521,473
33,246	PayPal Holdings, Inc.*	7,118,633
9,177	Snowflake, Inc., Class A*	2,990,234
44,387	Visa, Inc., Class A	9,336,805

		22,967,145

Life Sciences Tools & Services – 1.7%
10,046	Illumina, Inc.*	3,235,716

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 2.3%
30,308	Eli Lilly and Co.	$ 4,414,360

Road & Rail – 1.8%
37,486	CSX Corp.	3,375,614

Semiconductors & Semiconductor Equipment – 9.6%
136,053	Marvell Technology Group Ltd.	6,297,893
11,227	NVIDIA Corp.	6,018,346
36,252	NXP Semiconductors NV (Netherlands)	5,743,042

		18,059,281

Software – 14.1%
13,909	Adobe, Inc.*	6,655,039
69,885	Microsoft Corp.	14,960,282
21,984	Workday, Inc., Class A*	4,941,784

		26,557,105

Technology Hardware, Storage & Peripherals – 7.6%
121,252	Apple, Inc.	14,435,051

Textiles, Apparel & Luxury Goods – 4.3%
6,811	Lululemon Athletica, Inc.*	2,521,569

41,952	NIKE, Inc., Class B	5,650,934

		8,172,503

TOTAL COMMON STOCKS (Cost $94,222,001)		$187,259,785

Shares	Dividend Rate	Value

Investment Company – 0.7%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,366,702	0.016%	$ 1,366,702
(Cost $1,366,702)

TOTAL INVESTMENTS – 99.8% (Cost $95,588,703)		$188,626,487

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		413,133

NET ASSETS – 100.0%		$189,039,620

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 0.4%
605	Huntington Ingalls Industries, Inc.	$ 96,915

Auto Components – 0.6%
1,329	Aptiv PLC	157,752

Banks – 4.2%
1,521	Bank of America Corp.	42,831
2,647	East West Bancorp, Inc.	113,080
3,410	JPMorgan Chase & Co.	401,971
1,092	M&T Bank Corp.	127,207
368	SVB Financial Group*	126,909
7,947	Wells Fargo & Co.	217,350

		1,029,348

Beverages – 2.0%
3,082	Coca-Cola Co. (The)	159,031
1,965	Coca-Cola European Partners PLC (United Kingdom)	87,796
542	Constellation Brands, Inc., Class A	111,565
1,398	Monster Beverage Corp.*	118,523

		476,915

Biotechnology – 2.4%
589	Biogen, Inc.*	141,460
1,377	BioMarin Pharmaceutical, Inc.*	108,370
3,030	Genmab A/S ADR (Denmark)*	116,988
1,182	Neurocrine Biosciences, Inc.*	112,219
795	Sarepta Therapeutics, Inc.*	111,984

		591,021

Building Products – 0.6%
997	Trane Technologies PLC	145,801

Capital Markets – 1.7%
1,333	Cboe Global Markets, Inc.	121,730
1,393	Raymond James Financial, Inc.	126,693
466	S&P Global, Inc.	163,929

		412,352

Chemicals – 1.2%
662	Ecolab, Inc.	147,064
202	Sherwin-Williams Co. (The)	151,021

		298,085

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 1.0%
4,729	Juniper Networks, Inc.	$ 102,950
752	Motorola Solutions, Inc.	128,991

		231,941

Construction Materials – 0.5%
473	Martin Marietta Materials, Inc.	125,643

Consumer Finance – 1.4%
1,516	American Express Co.	179,782
1,994	Discover Financial Services	151,883

		331,665

Containers & Packaging – 1.0%
1,364	Ball Corp.	130,958
928	Packaging Corp. of America	120,640

		251,598

Diversified Financial Services – 1.0%
1,013	Berkshire Hathaway, Inc., Class B*	231,886

Diversified Telecommunication Services – 1.1%
2,118	AT&T, Inc.	60,892
3,397	Verizon Communications, Inc.	205,213

		266,105

Electrical Equipment – 1.2%
1,288	Eaton Corp. PLC	155,990
517	Rockwell Automation, Inc.	132,124

		288,114

Electronic Equipment, Instruments & Components – 0.5%
3,530	Vontier Corp.*	117,090

Energy Equipment & Services – 0.4%
5,704	Baker Hughes Co.	106,779

Entertainment – 1.8%
740	Electronic Arts, Inc.*	94,535
142	Netflix, Inc.*	69,679
1,907	Walt Disney Co. (The)	282,255

		446,469

Equity Real Estate Investment Trusts (REITs) – 2.5%
716	AvalonBay Communities, Inc. REIT	119,279

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,381	Equity LifeStyle Properties, Inc. REIT	$ 80,913
474	Essex Property Trust, Inc. REIT	116,547
897	Extra Space Storage, Inc. REIT	101,119
3,147	Invitation Homes, Inc. REIT	89,941
395	SBA Communications Corp. REIT	113,436

		621,235

Food & Staples Retailing – 1.1%
1,691	Walmart, Inc.	258,368

Food Products – 1.4%
1,315	Lamb Weston Holdings, Inc.	95,180
508	McCormick & Co., Inc.	94,986
2,531	Mondelez International, Inc., Class A	145,406

		335,572

Health Care Equipment & Supplies – 3.5%
4,328	Boston Scientific Corp.*	143,473
357	Cooper Cos., Inc. (The)	119,674
1,022	Danaher Corp.	229,572
1,700	Hologic, Inc.*	117,521
440	West Pharmaceutical Services, Inc.	121,070
895	Zimmer Biomet Holdings, Inc.	133,462

		864,772

Health Care Providers & Services – 2.9%
2,104	Centene Corp.*	129,712
2,595	CVS Health Corp.	175,915
358	Humana, Inc.	143,386
946	Quest Diagnostics, Inc.	117,285
396	UnitedHealth Group, Inc.	133,191

		699,489

Hotels, Restaurants & Leisure – 2.1%
4,358	Aramark	152,530
1,078	McDonald’s Corp.	234,400
1,291	Yum! Brands, Inc.	136,588

		523,518

Household Durables – 0.5%
1,504	Lennar Corp., Class A	114,093

Household Products – 1.9%
1,199	Church & Dwight Co., Inc.	105,236

Shares	Description	Value

Common Stocks – (continued)
Household Products – (continued)
2,536	Procter & Gamble Co. (The)	$ 352,175

		457,411

Independent Power and Renewable Electricity Producers – 0.5%
5,427	AES Corp. (The)	110,928

Industrial Conglomerates – 1.0%
1,175	Honeywell International, Inc.	239,606

Insurance – 2.0%
1,259	Allstate Corp. (The)	128,859
1,491	American Financial Group, Inc.	133,310
1,261	Globe Life, Inc.	117,399
967	Reinsurance Group of America, Inc.	111,476

		491,044

Interactive Media & Services – 6.6%
293	Alphabet, Inc., Class A*	514,039
235	Alphabet, Inc., Class C*	413,774
2,155	Facebook, Inc., Class A*	596,870
640	Match Group, Inc.*	89,095

		1,613,778

Internet & Direct Marketing Retail – 4.0%
304	Amazon.com, Inc.*	963,084

IT Services – 5.7%
966	Accenture PLC, Class A	240,621
1,075	Akamai Technologies, Inc.*	111,273
1,233	Booz Allen Hamilton Holding Corp.	107,012
1,986	Cognizant Technology Solutions Corp., Class A	155,166
1,214	Fidelity National Information Services, Inc.	180,170
350	Mastercard, Inc., Class A	117,779
382	PayPal Holdings, Inc.*	81,794
1,881	Visa, Inc., Class A	395,668

		1,389,483

Life Sciences Tools & Services – 1.7%
1,326	Agilent Technologies, Inc.	155,010
117	Mettler-Toledo International, Inc.*	134,555
1,012	PRA Health Sciences, Inc.*	113,546

		403,111

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 3.1%
580	Cummins, Inc.	$ 134,078
1,568	Fortive Corp.	109,964
1,747	Graco, Inc.	118,342
627	IDEX Corp.	121,105
731	Illinois Tool Works, Inc.	154,307
1,590	ITT, Inc.	115,482

		753,278

Media – 1.5%
5,527	Comcast Corp., Class A	277,676
2,070	Liberty Media Corp.-Liberty SiriusXM, Class A*	84,746

		362,422

Multiline Retail – 0.6%
705	Dollar General Corp.	154,099

Multi-Utilities – 1.9%
1,334	Ameren Corp.	103,758
1,750	CMS Energy Corp.	107,695
2,124	Public Service Enterprise Group, Inc.	123,787
939	Sempra Energy	119,704

		454,944

Oil, Gas & Consumable Fuels – 1.9%
1,766	Cheniere Energy, Inc.*	100,114
2,692	Chevron Corp.	234,689
2,051	Phillips 66	124,250

		459,053

Personal Products – 0.6%
549	Estee Lauder Cos., Inc. (The), Class A	134,681

Pharmaceuticals – 3.1%
3,647	Bristol-Myers Squibb Co.	227,573
1,499	Eli Lilly and Co.	218,329
1,338	Johnson & Johnson	193,582
694	Merck & Co., Inc.	55,791
1,643	Pfizer, Inc.	62,943

		758,218

Professional Services – 0.5%
637	Verisk Analytics, Inc.	126,323

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 1.2%
1,904	CSX Corp.	$ 171,455
580	Old Dominion Freight Line, Inc.	117,949

		289,404

Semiconductors & Semiconductor Equipment – 3.5%
1,215	Intel Corp.	58,745
396	Lam Research Corp.	179,253
829	MKS Instruments, Inc.	114,386
255	NVIDIA Corp.	136,695
857	NXP Semiconductors NV (Netherlands)	135,766
1,423	Texas Instruments, Inc.	229,459

		854,304

Software – 9.7%
582	Adobe, Inc.*	278,469
1,173	Cadence Design Systems, Inc.*	136,420
541	Intuit, Inc.	190,443
6,580	Microsoft Corp.	1,408,581
395	Palo Alto Networks, Inc.*	116,098
943	Proofpoint, Inc.*	97,591
175	salesforce.com, Inc.*	43,015
444	Workday, Inc., Class A*	99,807

		2,370,424

Specialty Retail – 2.8%
682	Advance Auto Parts, Inc.	100,731
460	Home Depot, Inc. (The)	127,609
1,243	Lowe’s Cos., Inc.	193,684
261	O’Reilly Automotive, Inc.*	115,477
508	Ulta Beauty, Inc.*	139,903

		677,404

Technology Hardware, Storage & Peripherals – 6.9%
13,045	Apple, Inc.	1,553,007
2,598	NetApp, Inc.	138,500

		1,691,507

Textiles, Apparel & Luxury Goods – 0.6%
1,907	PVH Corp.	151,587

Trading Companies & Distributors – 0.6%
2,816	Fastenal Co.	139,251

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.5%
787	American Water Works Co., Inc.	$ 120,710

TOTAL COMMON STOCKS (Cost $16,288,708)		$24,188,580

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
102,069	0.016%	$ 102,069
(Cost $102,069)

TOTAL INVESTMENTS – 99.8% (Cost $16,390,777)		$24,290,649

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		52,747

NET ASSETS – 100.0%		$24,343,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 0.5%
58,729	HEICO Corp.	$ 7,257,730

Banks – 0.7%
78,571	First Republic Bank	10,179,659

Beverages – 0.7%
224,941	Coca-Cola European Partners PLC (United Kingdom)	10,050,364

Biotechnology – 4.9%
172,662	Agios Pharmaceuticals, Inc.*	7,997,704
88,163	BioMarin Pharmaceutical, Inc.*	6,938,428
118,767	Exact Sciences Corp.*	14,377,933
145,859	Genmab A/S ADR (Denmark)*	5,631,616
116,640	Neurocrine Biosciences, Inc.*	11,073,802
65,153	Sarepta Therapeutics, Inc.*	9,177,451
73,649	Seagen, Inc.*	12,543,161

		67,740,095

Building Products – 1.8%
386,387	AZEK Co., Inc. (The)*	13,801,744
79,510	Trane Technologies PLC	11,627,542

		25,429,286

Capital Markets – 2.2%
39,553	MarketAxess Holdings, Inc.	21,326,186
21,688	MSCI, Inc.	8,879,501

		30,205,687

Communications Equipment – 0.9%
70,879	Motorola Solutions, Inc.	12,157,875

Construction Materials – 1.2%
61,849	Martin Marietta Materials, Inc.	16,428,950

Consumer Finance – 1.2%
219,334	Discover Financial Services	16,706,671

Containers & Packaging – 2.1%
310,195	Ball Corp.	29,781,822

Diversified Consumer Services – 0.8%
136,630	Chegg, Inc.*	10,647,576

Electrical Equipment – 2.9%
114,727	AMETEK, Inc.	13,598,591
103,825	Rockwell Automation, Inc.	26,533,517

		40,132,108

Electronic Equipment, Instruments & Components – 2.7%
225,363	Amphenol Corp., Class A	29,479,734
207,826	National Instruments Corp.	7,778,927

		37,258,661

Entertainment – 1.5%
158,060	Live Nation Entertainment, Inc.*	10,376,639
34,597	Spotify Technology SA*	10,080,528

		20,457,167

Equity Real Estate Investment Trusts (REITs) – 0.6%
143,228	Equity LifeStyle Properties, Inc. REIT	8,391,729

Food Products – 2.0%
100,749	McCormick & Co., Inc.	18,838,048
488,022	Utz Brands, Inc.	9,848,284

		28,686,332

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 9.9%
34,628	Align Technology, Inc.*	$ 16,666,110
410,141	Boston Scientific Corp.*	13,596,174
16,587	Cooper Cos., Inc. (The)	5,560,294
292,645	Hologic, Inc.*	20,230,549
43,651	IDEXX Laboratories, Inc.*	20,122,238
83,867	Insulet Corp.*	21,613,365
370,087	OraSure Technologies, Inc.*	4,441,044
71,403	West Pharmaceutical Services, Inc.	19,647,250
111,769	Zimmer Biomet Holdings, Inc.	16,666,993

		138,544,017

Health Care Providers & Services – 1.7%
104,960	Centene Corp.*	6,470,784
140,901	Guardant Health, Inc.*	17,065,929

		23,536,713

Health Care Technology – 3.1%
338,715	American Well Corp., Class A*(a)	8,989,496
124,179	Veeva Systems, Inc., Class A*	34,381,440

		43,370,936

Hotels, Restaurants & Leisure – 2.0%
49,123	Wingstop, Inc.	6,253,849
141,653	Wynn Resorts Ltd.	14,236,127
68,088	Yum! Brands, Inc.	7,203,710

		27,693,686

Household Products – 1.3%
212,453	Church & Dwight Co., Inc.	18,647,000

Interactive Media & Services – 3.4%
208,750	Match Group, Inc.*	29,060,087
265,137	Pinterest, Inc., Class A*	18,564,893

		47,624,980

Internet & Direct Marketing Retail – 3.0%
120,666	Etsy, Inc.*	19,391,026
75,526	Expedia Group, Inc.	9,402,232
8,030	MercadoLibre, Inc. (Argentina)*	12,473,240

		41,266,498

IT Services – 4.2%
190,820	Akamai Technologies, Inc.*	19,751,778
145,450	Booz Allen Hamilton Holding Corp.	12,623,605
28,138	Okta, Inc.*	6,894,936
62,384	Twilio, Inc., Class A*	19,968,495

		59,238,814

Life Sciences Tools & Services – 1.6%
19,485	Mettler-Toledo International, Inc.*	22,408,529

Machinery – 1.6%
28,988	Cummins, Inc.	6,701,156
97,942	Graco, Inc.	6,634,591
122,275	ITT, Inc.	8,880,833

		22,216,580

Oil, Gas & Consumable Fuels – 1.4%
351,464	Cheniere Energy, Inc.*	19,924,494

Pharmaceuticals – 1.4%
197,859	Catalent, Inc.*	19,022,164

Professional Services – 5.3%
27,489	CoStar Group, Inc.*	25,030,659
197,191	TransUnion	17,962,128

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
153,847	Verisk Analytics, Inc.	$ 30,509,398

		73,502,185

Road & Rail – 1.2%
82,313	Old Dominion Freight Line, Inc.	16,739,172

Semiconductors & Semiconductor Equipment – 6.3%
52,726	Cree, Inc.*	4,765,903
237,686	Marvell Technology Group Ltd.	11,002,485
110,724	Microchip Technology, Inc.	14,880,198
174,382	MKS Instruments, Inc.	24,061,228
50,761	NXP Semiconductors NV (Netherlands)	8,041,558
86,472	Teradyne, Inc.	9,541,321
106,217	Xilinx, Inc.	15,459,884

		87,752,577

Software – 18.0%
182,587	Anaplan, Inc.*	12,779,264
49,193	ANSYS, Inc.*	16,630,186
63,293	Avalara, Inc.*	10,870,573
236,265	Cadence Design Systems, Inc.*	27,477,619
49,629	Coupa Software, Inc.*	16,323,474
126,420	DocuSign, Inc.*	28,808,590
275,237	Dynatrace, Inc.*	10,464,511
74,990	HubSpot, Inc.*	29,570,807
91,637	Palo Alto Networks, Inc.*	26,933,947
25,531	Paycom Software, Inc.*	10,648,469
52,811	Proofpoint, Inc.*	5,465,410
100,056	RingCentral, Inc., Class A*	29,721,635
126,225	Splunk, Inc.*	25,772,621

		251,467,106

Specialty Retail – 4.8%
84,841	Burlington Stores, Inc.*	18,541,152
62,038	O’Reilly Automotive, Inc.*	27,448,093
75,830	Ulta Beauty, Inc.*	20,883,582

		66,872,827

Textiles, Apparel & Luxury Goods – 2.4%
90,437	Lululemon Athletica, Inc.*	33,481,586

TOTAL COMMON STOCKS (Cost $961,662,414)		$1,384,821,576

Shares	Dividend Rate	Value

Investment Company – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,538,795	0.016%	$ 12,538,795
(Cost $12,538,795)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $974,201,209)		$1,397,360,371

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,607,588	0.016%	$ 8,607,588
(Cost $8,607,588)

TOTAL INVESTMENTS – 100.8% (Cost $982,808,797)		$1,405,967,959

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(11,664,806)

NET ASSETS – 100.0%		$1,394,303,153

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 3.1%
4,023	Aerojet Rocketdyne Holdings, Inc.*	$ 150,581
1,434	AeroVironment, Inc.*	122,449
5,939	Kratos Defense & Security Solutions, Inc.*	125,729
1,396	Moog, Inc., Class A	107,994

		506,753

Auto Components – 0.9%
1,614	Fox Factory Holding Corp.*	140,854

Beverages – 0.6%
3,170	Celsius Holdings, Inc.*	102,233

Biotechnology – 15.4%
1,263	Acceleron Pharma, Inc.*	149,122
3,086	Agios Pharmaceuticals, Inc.*	142,943
3,972	Akouos, Inc.*	82,141
2,260	Allogene Therapeutics, Inc.*	70,173
7,740	Applied Genetic Technologies Corp.*	34,366
2,012	Applied Molecular Transport, Inc.*	62,432
2,513	Avidity Biosciences, Inc.*	75,239
3,257	Beam Therapeutics, Inc.*	162,850
2,325	Coherus Biosciences, Inc.*	42,919
1,683	Constellation Pharmaceuticals, Inc.*	42,647
1,987	Cytokinetics, Inc.*	33,382
3,006	Dyne Therapeutics, Inc.*	60,601
2,797	FibroGen, Inc.*	115,544
2,016	Generation Bio Co.*	97,212
7,936	Halozyme Therapeutics, Inc.*	310,298
541	IGM Biosciences, Inc.*	36,128
1,683	Inovio Pharmaceuticals, Inc.*	20,566
3,175	Inozyme Pharma, Inc.*	82,613
238	Iovance Biotherapeutics, Inc.*	9,237
1,803	Kiniksa Pharmaceuticals Ltd., Class A*	33,644
2,180	Kronos Bio, Inc.*	69,913
5,519	Metacrine, Inc.*	43,710
1,549	ORIC Pharmaceuticals, Inc.*	52,527
1,888	PMV Pharmaceuticals, Inc.*	66,533
845	PTC Therapeutics, Inc.*	52,872
1,397	Relay Therapeutics, Inc.*	74,474
1,735	Repare Therapeutics, Inc. (Canada)*	51,824
3,508	Trillium Therapeutics, Inc. (Canada)*	70,616
2,040	Ultragenyx Pharmaceutical, Inc.*	241,822
1,511	Y-mAbs Therapeutics, Inc.*	76,865

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
1,207	Zentalis Pharmaceuticals, Inc.*	$ 61,509

		2,526,722

Building Products – 2.1%
3,897	AZEK Co., Inc. (The)*	139,201
1,200	Masonite International Corp.*	120,060
991	Simpson Manufacturing Co., Inc.	91,073

		350,334

Capital Markets – 1.8%
3,217	Open Lending Corp., Class A*	90,462
2,231	PJT Partners, Inc., Class A	154,564
2,485	Virtu Financial, Inc., Class A	56,633

		301,659

Chemicals – 2.0%
1,675	Ashland Global Holdings, Inc.	125,910
1,270	Balchem Corp.	131,686
1,134	Ingevity Corp.*	75,502

		333,098

Commercial Services & Supplies – 2.0%
2,395	Casella Waste Systems, Inc., Class A*	144,131
1,514	Tetra Tech, Inc.	180,545

		324,676

Construction & Engineering – 0.6%
1,636	Dycom Industries, Inc.*	102,839

Diversified Telecommunication Services – 1.0%
1,027	Bandwidth, Inc., Class A*	155,878

Electrical Equipment – 0.6%
2,393	Allied Motion Technologies, Inc.	97,084

Electronic Equipment, Instruments & Components – 2.1%
1,872	Badger Meter, Inc.	154,328
1,530	Novanta, Inc.*	183,569

		337,897

Food Products – 1.5%
1,205	Freshpet, Inc.*	164,940
2,400	Vital Farms, Inc.*	71,136

		236,076

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – 0.3%
1,357	Atea Pharmaceuticals, Inc.*	$ 45,215

Health Care Equipment & Supplies – 6.8%
4,614	Axonics Modulation Technologies, Inc.*	202,509
1,213	Hill-Rom Holdings, Inc.	115,065
1,747	Neogen Corp.*	129,662
1,141	Nevro Corp.*	183,986
10,273	OraSure Technologies, Inc.*	123,276
1,300	Outset Medical, Inc.*	83,200
1,905	Shockwave Medical, Inc.*	186,366
937	Tandem Diabetes Care, Inc.*	87,966

		1,112,030

Health Care Providers & Services – 1.1%
2,695	Castle Biosciences, Inc.*	128,174
1,140	National Research Corp.	58,494

		186,668

Health Care Technology – 1.8%
2,198	Omnicell, Inc.*	230,461
1,225	Simulations Plus, Inc.	68,563

		299,024

Hotels, Restaurants & Leisure – 5.3%
884	Churchill Downs, Inc.	159,049
1,586	Papa John’s International, Inc.	127,451
1,358	Shake Shack, Inc., Class A*	110,894
2,752	Texas Roadhouse, Inc.	208,602
1,029	Wingstop, Inc.	131,002
2,257	Wyndham Hotels & Resorts, Inc.	129,777

		866,775

Household Durables – 1.1%
3,509	Purple Innovation, Inc.*	104,639
445	TopBuild Corp.*	77,532

		182,171

Insurance – 2.3%
1,318	Goosehead Insurance, Inc., Class A	162,259
907	Kinsale Capital Group, Inc.	217,825

		380,084

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – 0.9%
6,517	Revolve Group, Inc.*	$153,801

IT Services – 1.6%
1,662	ManTech International Corp., Class A	127,924
1,398	Science Applications International Corp.	129,371

		257,295

Leisure Products – 2.4%
2,644	Malibu Boats, Inc., Class A*	150,682
3,943	YETI Holdings, Inc.*	249,079

		399,761

Life Sciences Tools & Services – 3.8%
8,556	Fluidigm Corp.*	53,561
2,825	NeoGenomics, Inc.*	134,413
15,581	Pacific Biosciences of California, Inc.*	246,336
4,438	Quanterix Corp.*	191,677

		625,987

Machinery – 6.4%
6,475	Colfax Corp.*	233,618
4,605	Evoqua Water Technologies Corp.*	120,144
4,047	Federal Signal Corp.	125,578
1,981	Franklin Electric Co., Inc.	133,896
1,026	John Bean Technologies Corp.	113,435
1,426	RBC Bearings, Inc.*	240,766
760	Watts Water Technologies, Inc., Class A	89,034

		1,056,471

Multiline Retail – 0.4%
709	Ollie’s Bargain Outlet Holdings, Inc.*	62,435

Personal Products – 1.0%
7,434	elf Beauty, Inc.*	161,615

Pharmaceuticals – 1.3%
558	GW Pharmaceuticals PLC ADR (United Kingdom)*	78,164
4,329	Provention Bio, Inc.*	64,892
4,346	Theravance Biopharma, Inc.*	72,100

		215,156

Road & Rail – 1.0%
886	Saia, Inc.*	154,642

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 9.5%
3,467	Allegro MicroSystems, Inc. (Japan)*	$ 83,035
4,211	Brooks Automation, Inc.	307,361
4,238	Cohu, Inc.	120,317
5,991	FormFactor, Inc.*	245,631
6,470	Lattice Semiconductor Corp.*	270,769
2,789	MACOM Technology Solutions Holdings, Inc.*	124,612
2,878	Power Integrations, Inc.	205,460
3,048	Semtech Corp.*	205,649

		1,562,834

Software – 12.6%
1,606	Blackline, Inc.*	197,378
1,811	Domo, Inc., Class B*	68,800
4,665	Medallia, Inc.*	163,228
7,076	PagerDuty, Inc.*	243,556
6,060	Ping Identity Holding Corp.*	136,289
9,119	Pluralsight, Inc., Class A*	149,369
1,332	Q2 Holdings, Inc.*	151,009
2,703	Rapid7, Inc.*	202,563
4,188	Sailpoint Technologies Holdings, Inc.*	194,993
3,884	Sumo Logic, Inc.*	101,761
4,726	Tenable Holdings, Inc.*	170,183
4,787	Vertex, Inc., Class A*	120,824
2,173	Workiva, Inc.*	162,953

		2,062,906

Specialty Retail – 1.5%
3,672	Leslie’s, Inc.*	75,974
379	RH*	171,747

		247,721

Textiles, Apparel & Luxury Goods – 1.8%
3,191	Crocs, Inc.*	187,918
399	Deckers Outdoor Corp.*	101,581

		289,499

Trading Companies & Distributors – 1.1%
1,348	SiteOne Landscape Supply, Inc.*	186,159

TOTAL COMMON STOCKS (Cost $11,324,683)		$16,024,352

Shares	Dividend Rate	Value

Investment Company – 2.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares,
320,379	0.016%	$ 320,379
(Cost $320,379)

TOTAL INVESTMENTS – 99.7% (Cost $11,645,062)		$16,344,731

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		65,145

NET ASSETS – 100.0%		$16,409,876

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Aerospace & Defense – 3.0%
671,623	Aerojet Rocketdyne Holdings, Inc.*	$ 25,138,849
180,613	HEICO Corp., Class A	20,002,890
98,488	Teledyne Technologies, Inc.*	37,222,554

		82,364,293

Air Freight & Logistics – 0.7%
177,715	XPO Logistics, Inc.*	18,958,636

Auto Components – 0.4%
125,028	Fox Factory Holding Corp.*	10,911,194

Beverages – 0.8%
23,035	Boston Beer Co., Inc. (The), Class A*	21,441,899

Biotechnology – 10.7%
505,116	Agios Pharmaceuticals, Inc.*	23,396,973
322,905	Allogene Therapeutics, Inc.*	10,026,200
165,942	Alnylam Pharmaceuticals, Inc.*	21,557,525
207,081	Arena Pharmaceuticals, Inc.*	13,640,426
65,701	Argenx SE ADR (Netherlands)*	18,844,361
592,369	Beam Therapeutics, Inc.*(a)	29,618,450
1,108,732	Exelixis, Inc.*	21,243,305
862,025	Halozyme Therapeutics, Inc.*	33,705,178
27,200	Iovance Biotherapeutics, Inc.*	1,055,632
370,964	Neurocrine Biosciences, Inc.*	35,219,322
170,466	Relay Therapeutics, Inc.*	9,087,542
236,762	Sarepta Therapeutics, Inc.*	33,350,295
200,109	Ultragenyx Pharmaceutical, Inc.*	23,720,921
341,014	Y-mAbs Therapeutics, Inc.*	17,347,382

		291,813,512

Building Products – 2.7%
272,997	Allegion PLC	31,132,578
670,319	AZEK Co., Inc. (The)*	23,943,795
60,664	Lennox International, Inc.	17,460,919

		72,537,292

Capital Markets – 1.3%
70,089	FactSet Research Systems, Inc.	23,392,904
184,449	Tradeweb Markets, Inc., Class A	11,002,383

		34,395,287

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 3.3%
290,737	Ashland Global Holdings, Inc.	$ 21,854,700
535,718	RPM International, Inc.	47,148,541
121,503	Scotts Miracle-Gro Co. (The)	21,356,583

		90,359,824

Commercial Services & Supplies – 0.5%
219,284	Rollins, Inc.	12,538,659

Communications Equipment – 0.6%
194,186	Lumentum Holdings, Inc.*	16,773,787

Construction & Engineering – 0.9%
236,982	Jacobs Engineering Group, Inc.	25,556,139

Containers & Packaging – 0.7%
129,909	Avery Dennison Corp.	19,400,610

Distributors – 1.1%
89,376	Pool Corp.	30,933,927

Diversified Telecommunication Services – 0.7%
131,144	Bandwidth, Inc., Class A*	19,905,036

Electrical Equipment – 1.9%
234,231	Generac Holdings, Inc.*	50,500,204

Electronic Equipment, Instruments & Components – 2.3%
321,318	Badger Meter, Inc.	26,489,456
290,062	Novanta, Inc.*	34,801,639

		61,291,095

Food Products – 1.6%
88,100	Beyond Meat, Inc.*(a)	12,325,190
220,101	Freshpet, Inc.*	30,127,425

		42,452,615

Health Care – 0.3%
226,871	Atea Pharmaceuticals, Inc.*(a)	7,559,342

Health Care Equipment & Supplies – 5.5%
73,340	iRhythm Technologies, Inc.*	17,932,364
189,945	Neogen Corp.*	14,097,718
158,445	Nevro Corp.*	25,549,256
272,540	Tandem Diabetes Care, Inc.*	25,586,055

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
80,778	Teleflex, Inc.	$ 30,917,780
130,340	West Pharmaceutical Services, Inc.	35,864,354

		149,947,527

Health Care Providers & Services – 3.9%
249,871	Castle Biosciences, Inc.*	11,883,865
455,869	Guardant Health, Inc.*	55,214,853
190,389	Molina Healthcare, Inc.*	38,864,107

		105,962,825

Health Care Technology – 0.4%
449,383	American Well Corp., Class A*(a)	11,926,625

Hotels, Restaurants & Leisure – 2.8%
243,837	Choice Hotels International, Inc.	24,298,357
76,863	Churchill Downs, Inc.	13,829,191
337,969	Texas Roadhouse, Inc.	25,618,050
95,482	Wingstop, Inc.	12,155,814

		75,901,412

Insurance – 1.5%
365,998	Brown & Brown, Inc.	16,480,890
103,857	Kinsale Capital Group, Inc.	24,942,297

		41,423,187

Internet & Direct Marketing Retail – 1.4%
233,584	Etsy, Inc.*	37,536,949

IT Services – 3.7%
341,726	Black Knight, Inc.*	31,308,936
399,069	Booz Allen Hamilton Holding Corp.	34,635,198
120,054	MongoDB, Inc.*	34,492,715

		100,436,849

Leisure Products – 1.6%
331,498	Brunswick Corp.	24,743,011
288,874	YETI Holdings, Inc.*	18,248,170

		42,991,181

Life Sciences Tools & Services – 5.8%
173,894	10X Genomics, Inc., Class A*	26,624,910
133,960	Berkeley Lights, Inc.*	11,099,926

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
133,162	Bio-Techne Corp.	$ 40,389,366
394,178	PerkinElmer, Inc.	52,425,674
140,230	Repligen Corp.*	26,597,424

		157,137,300

Machinery – 5.0%
1,242,173	Colfax Corp.*	44,817,602
177,096	IDEX Corp.	34,206,092
202,553	RBC Bearings, Inc.*	34,199,048
243,242	Xylem, Inc.	23,343,935

		136,566,677

Multiline Retail – 0.5%
149,933	Ollie’s Bargain Outlet Holdings, Inc.*	13,203,100

Pharmaceuticals – 0.9%
805,554	Elanco Animal Health, Inc.*	24,641,897

Semiconductors & Semiconductor Equipment – 9.0%
583,071	Allegro MicroSystems, Inc. (Japan)*	13,964,550
188,229	Brooks Automation, Inc.	13,738,835
184,825	Enphase Energy, Inc.*	25,241,550
525,393	Entegris, Inc.	48,661,900
126,165	Inphi Corp.*	19,571,976
266,891	MKS Instruments, Inc.	36,825,620
135,433	Monolithic Power Systems, Inc.	43,333,143
377,178	Teradyne, Inc.	41,617,821

		242,955,395

Software – 17.1%
311,839	Avalara, Inc.*	53,558,348
177,099	Bill.com Holdings, Inc.*	21,731,818
286,259	Blackline, Inc.*	35,181,231
390,365	Cloudflare, Inc., Class A*	29,308,604
1,004,595	Dynatrace, Inc.*	38,194,702
324,542	Elastic NV*	40,178,300
150,594	HubSpot, Inc.*	59,383,732
327,875	JFrog Ltd. (Israel)*(a)	23,069,285
158,404	nCino, Inc.*(a)	12,908,342
405,222	Rapid7, Inc.*	30,367,337
571,667	Sumo Logic, Inc.*(a)	14,977,675
784,227	Vertex, Inc., Class A*	19,793,890

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
454,364	Zendesk, Inc.*	$ 60,657,594
168,513	Zscaler, Inc.*	26,245,900

		465,556,758

Specialty Retail – 3.9%
221,876	Five Below, Inc.*	34,701,406
398,451	Floor & Decor Holdings, Inc., Class A*	31,911,940
68,735	RH*	31,147,953
219,851	Vroom, Inc.*	7,883,857

		105,645,156

Textiles, Apparel & Luxury Goods – 1.2%
130,778	Deckers Outdoor Corp.*	33,294,771

Trading Companies & Distributors – 1.0%
187,598	SiteOne Landscape Supply, Inc.*	25,907,284

TOTAL COMMON STOCKS (Cost $1,846,613,370)		$2,680,728,244

Shares	Dividend Rate	Value

Investment Company – 1.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
49,258,601	0.016%	$ 49,258,601
(Cost $49,258,601)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,895,871,971)		$2,729,986,845

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
49,787,439	0.016%	$ 49,787,439
(Cost $49,787,439)

TOTAL INVESTMENTS – 102.3% (Cost $1,945,659,410)		$2,779,774,284

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.3)%		(64,593,423)

NET ASSETS – 100.0%		$2,715,180,861

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 0.6%
5,090	Boeing Co. (The)	$ 1,072,514

Auto Components – 0.8%
12,696	Aptiv PLC	1,507,015

Automobiles – 2.3%
7,440	Tesla, Inc.*	4,222,944

Beverages – 1.9%
35,690	Coca-Cola Co. (The)	1,841,604
18,389	Monster Beverage Corp.*	1,559,019

		3,400,623

Biotechnology – 2.2%
9,314	BioMarin Pharmaceutical, Inc.*	733,012
24,679	Genmab A/S ADR (Denmark)*	952,856
6,460	Sarepta Therapeutics, Inc.*	909,955
8,135	Seagen, Inc.*	1,385,472

		3,981,295

Capital Markets – 1.5%
32,029	Charles Schwab Corp. (The)	1,562,374
10,935	Intercontinental Exchange, Inc.	1,153,752

		2,716,126

Chemicals – 1.8%
4,877	Ecolab, Inc.	1,083,426
3,891	Linde PLC (United Kingdom)	997,730
1,548	Sherwin-Williams Co. (The)	1,157,331

		3,238,487

Construction Materials – 0.3%
2,420	Martin Marietta Materials, Inc.	642,825

Diversified Consumer Services – 0.5%
10,966	Chegg, Inc.*	854,580

Electronic Equipment, Instruments & Components – 1.0%
13,479	Amphenol Corp., Class A	1,763,188

Entertainment – 2.4%
15,384	Live Nation Entertainment, Inc.*	1,009,960
7,046	Netflix, Inc.*	3,457,472

		4,467,432

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 1.6%
6,749	American Tower Corp. REIT	$ 1,560,369
1,891	Equinix, Inc. REIT	1,319,521

		2,879,890

Food & Staples Retailing – 0.8%
9,620	Walmart, Inc.	1,469,840

Food Products – 0.8%
4,626	McCormick & Co., Inc.	864,970
9,987	Mondelez International, Inc., Class A	573,753

		1,438,723

Health Care Equipment & Supplies – 4.1%
53,079	Boston Scientific Corp.*	1,759,569
7,162	Danaher Corp.	1,608,800
4,455	Insulet Corp.*	1,148,098
2,134	Intuitive Surgical, Inc.*	1,549,391
5,260	West Pharmaceutical Services, Inc.	1,447,341

		7,513,199

Health Care Providers & Services – 1.4%
8,217	Guardant Health, Inc.*	995,243
4,047	Humana, Inc.	1,620,904

		2,616,147

Health Care Technology – 1.1%
31,600	American Well Corp., Class A*(a)	838,664
3,930	Veeva Systems, Inc., Class A*	1,088,099

		1,926,763

Hotels, Restaurants & Leisure – 1.5%
13,507	Las Vegas Sands Corp.	752,475
8,916	McDonald’s Corp.	1,938,695

		2,691,170

Interactive Media & Services – 11.7%
4,214	Alphabet, Inc., Class A*	7,393,042
2,580	Alphabet, Inc., Class C*	4,542,709
30,534	Facebook, Inc., Class A*	8,457,002
24,445	Snap, Inc., Class A*	1,085,847

		21,478,600

Internet & Direct Marketing Retail – 6.4%
3,330	Amazon.com, Inc.*	10,549,573

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – (continued)
7,050	Etsy, Inc.*	$ 1,132,935

		11,682,508

IT Services – 10.6%
9,000	Accenture PLC, Class A	2,241,810
12,358	Fidelity National Information Services, Inc.	1,834,051
12,617	Mastercard, Inc., Class A	4,245,747
18,974	PayPal Holdings, Inc.*	4,062,713
3,291	Snowflake, Inc., Class A*	1,072,339
28,491	Visa, Inc., Class A	5,993,082

		19,449,742

Life Sciences Tools & Services – 1.9%
7,042	10X Genomics, Inc., Class A*	1,078,201
20,890	Adaptive Biotechnologies Corp.*	1,007,316
4,561	Illumina, Inc.*	1,469,052

		3,554,569

Machinery – 0.7%
5,167	Deere & Co.	1,351,791

Personal Products – 0.9%
6,930	Estee Lauder Cos., Inc. (The), Class A	1,700,068

Pharmaceuticals – 2.8%
26,162	AstraZeneca PLC ADR (United Kingdom)	1,385,016
25,453	Bristol-Myers Squibb Co.	1,588,267
14,632	Eli Lilly and Co.	2,131,151

		5,104,434

Professional Services – 0.7%
6,570	Verisk Analytics, Inc.	1,302,897

Road & Rail – 1.5%
10,931	CSX Corp.	984,336
8,545	Union Pacific Corp.	1,743,864

		2,728,200

Semiconductors & Semiconductor Equipment – 7.2%
26,029	Marvell Technology Group Ltd.	1,204,882
9,569	NVIDIA Corp.	5,129,558
11,958	NXP Semiconductors NV (Netherlands)	1,894,386
34,333	QUALCOMM, Inc.	5,052,788

		13,281,614

Shares	Description	Value

Common Stocks – (continued)
Software – 15.5%
10,011	Adobe, Inc.*	$ 4,789,963
4,926	Atlassian Corp. PLC, Class A*	1,108,596
3,684	HubSpot, Inc.*	1,452,712
59,846	Microsoft Corp.	12,811,233
8,006	salesforce.com, Inc.*	1,967,875
4,984	ServiceNow, Inc.*	2,664,197
15,612	Workday, Inc., Class A*	3,509,422

		28,303,998

Specialty Retail – 1.4%
12,912	Ross Stores, Inc.	1,388,298
4,401	Ulta Beauty, Inc.*	1,212,036

		2,600,334

Technology Hardware, Storage & Peripherals – 8.6%
132,056	Apple, Inc.	15,721,267

Textiles, Apparel & Luxury Goods – 2.8%
3,349	Lululemon Athletica, Inc.*	1,239,867
23,998	NIKE, Inc., Class B	3,232,530
8,561	PVH Corp.	680,514

		5,152,911

TOTAL COMMON STOCKS (Cost $76,429,605)		$181,815,694

Shares	Dividend Rate	Value

Investment Company – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
960,688	0.016%	$ 960,688
(Cost $960,688)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $77,390,293)		$182,776,382

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
803,035	0.016%	$ 803,035
(Cost $803,035)

TOTAL INVESTMENTS – 100.2% (Cost $78,193,328)		$183,579,417

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(416,379)

NET ASSETS – 100.0%		$183,163,038

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Communications Equipment – 2.1%
127,598	Cisco Systems, Inc.	$ 5,489,266
255,596	Juniper Networks, Inc.	5,564,325
31,766	Motorola Solutions, Inc.	5,448,822

		16,502,413

Electronic Equipment, Instruments & Components – 1.9%
115,911	Amphenol Corp., Class A	15,162,318

Entertainment – 4.1%
176,549	Activision Blizzard, Inc.	14,032,114
122,892	Walt Disney Co. (The)	18,189,245

		32,221,359

Equity Real Estate Investment Trusts (REITs) – 3.1%
54,069	American Tower Corp. REIT	12,500,753
16,673	Equinix, Inc. REIT	11,634,252

		24,135,005

Interactive Media & Services – 15.1%
16,174	Alphabet, Inc., Class A*	28,375,665
24,409	Alphabet, Inc., Class C*	42,977,903
168,495	Facebook, Inc., Class A*	46,668,060

		118,021,628

Internet & Direct Marketing Retail – 6.1%
51,085	Alibaba Group Holding Ltd. ADR (China)*	13,453,746
10,897	Amazon.com, Inc.*	34,522,132

		47,975,878

IT Services – 18.9%
58,874	Accenture PLC, Class A	14,664,925
134,863	Akamai Technologies, Inc.*	13,959,669
158,171	Fidelity National Information Services, Inc.	23,474,158
98,136	Fiserv, Inc.*	11,303,304
48,353	Mastercard, Inc., Class A	16,271,268
159,738	PayPal Holdings, Inc.*	34,203,101
160,821	Visa, Inc., Class A	33,828,697

		147,705,122

Semiconductors & Semiconductor Equipment – 16.2%
157,296	Advanced Micro Devices, Inc.*	14,575,047
20,004	Lam Research Corp.	9,055,011
509,172	Marvell Technology Group Ltd.	23,569,572
83,843	Microchip Technology, Inc.	11,267,661
31,548	NVIDIA Corp.	16,911,621
107,348	NXP Semiconductors NV (Netherlands)	17,006,070
168,561	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	16,353,788
111,107	Texas Instruments, Inc.	17,916,004

		126,654,774

Shares	Description	Value

Common Stocks – (continued)
Software – 26.8%
53,561	Adobe, Inc.*	$ 25,627,332
52,288	Atlassian Corp. PLC, Class A*	11,767,414
42,281	HubSpot, Inc.*	16,672,667
58,998	Intuit, Inc.	20,768,476
296,807	Microsoft Corp.	63,537,474
29,394	Palo Alto Networks, Inc.*	8,639,484
41,472	Paycom Software, Inc.*	17,297,142
20,920	ServiceNow, Inc.*	11,182,786
72,283	Splunk, Inc.*	14,758,743
87,750	Workday, Inc., Class A*	19,725,323

		209,976,841

Technology Hardware, Storage & Peripherals – 3.1%
201,693	Apple, Inc.	24,011,552

TOTAL COMMON STOCKS (Cost $376,111,403)		$762,366,890

Shares	Dividend Rate	Value

Investment Company – 1.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,985,698	0.016%	$ 10,985,698
(Cost $10,985,698)

TOTAL INVESTMENTS – 98.8% (Cost $387,097,101)		$773,352,588

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		9,183,319

NET ASSETS – 100.0%		$782,535,907

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Auto Components – 2.5%
2,394	Aptiv PLC	$ 284,168

Automobiles – 0.4%
90	Tesla, Inc.*	51,084

Banks – 4.6%
1,285	First Republic Bank	166,484
3,044	JPMorgan Chase & Co.	358,827

		525,311

Biotechnology – 0.6%
816	BioMarin Pharmaceutical, Inc.*	64,219

Building Products – 0.6%
1,787	AZEK Co., Inc. (The)*	63,832

Capital Markets – 3.4%
346	BlackRock, Inc.	241,629
836	CME Group, Inc.	146,325

		387,954

Chemicals – 3.6%
6,072	Chr Hansen Holding A/S ADR (Denmark)*	148,642
1,184	Ecolab, Inc.	263,026

		411,668

Communications Equipment – 2.4%
6,404	Cisco Systems, Inc.	275,500

Consumer Finance – 2.3%
2,186	American Express Co.	259,238

Containers & Packaging – 2.0%
2,435	Ball Corp.	233,784

Diversified Telecommunication Services – 2.0%
3,802	Verizon Communications, Inc.	229,679

Electric Utilities – 2.5%
3,828	NextEra Energy, Inc.	281,703

Electrical Equipment – 4.0%
2,020	Eaton Corp. PLC	244,642
829	Rockwell Automation, Inc.	211,859

		456,501

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 2.7%
2,066	Walt Disney Co. (The)	$ 305,789

Equity Real Estate Investment Trusts (REITs) – 2.2%
538	American Tower Corp. REIT	124,386
176	Equinix, Inc. REIT	122,811

		247,197

Food Products – 0.5%
447	Beyond Meat, Inc.*(a)	62,535

Health Care Equipment & Supplies – 2.3%
1,189	Danaher Corp.	267,085

Health Care Providers & Services – 2.9%
2,561	CVS Health Corp.	173,610
386	Humana, Inc.	154,601

		328,211

Hotels, Restaurants & Leisure – 2.2%
1,163	McDonald’s Corp.	252,883

Household Products – 2.8%
2,315	Procter & Gamble Co. (The)	321,484

Industrial Conglomerates – 1.3%
14,613	General Electric Co.	148,760

Interactive Media & Services – 4.8%
312	Alphabet, Inc., Class A*	547,373

IT Services – 3.4%
1,871	Visa, Inc., Class A	393,565

Machinery – 2.0%
890	Deere & Co.	232,842

Media – 2.0%
4,589	Comcast Corp., Class A	230,551

Pharmaceuticals – 4.2%
4,044	AstraZeneca PLC ADR (United Kingdom)	214,089
1,826	Eli Lilly and Co.	265,957

		480,046

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 2.4%
1,371	Union Pacific Corp.	$ 279,794

Semiconductors & Semiconductor Equipment – 7.8%
1,845	Cree, Inc.*	166,770
4,469	Marvell Technology Group Ltd.	206,870
450	NVIDIA Corp.	241,227
1,710	Texas Instruments, Inc.	275,737

		890,604

Software – 9.4%
453	Adobe, Inc.*	216,747
3,314	Microsoft Corp.	709,428
648	Workday, Inc., Class A*	145,664

		1,071,839

Specialty Retail – 3.6%
1,384	Lowe’s Cos., Inc.	215,655
1,884	Ross Stores, Inc.	202,568

		418,223

Technology Hardware, Storage & Peripherals – 7.2%
6,904	Apple, Inc.	821,921

Textiles, Apparel & Luxury Goods – 2.3%
1,985	NIKE, Inc., Class B	267,379

Water Utilities – 1.8%
1,334	American Water Works Co., Inc.	204,609

TOTAL COMMON STOCKS (Cost $8,512,890)		$11,297,331

Shares	Dividend Rate	Value

Investment Company – 1.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
112,729	0.016%	$ 112,729
(Cost $112,729)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $8,625,619)		$11,410,060

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
42,704	0.016%	$ 42,704
(Cost $42,704)

TOTAL INVESTMENTS – 100.1% (Cost $8,668,323)		$11,452,764

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(2,093)

NET ASSETS – 100.0%		$11,450,671

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2020:

CAPITAL GROWTH FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,870,352	$—	$—
Europe	27,377,632	—	—
North America	962,751,576	—	—
South America	1,095,098	—	—
Investment Company	3,839,534	—	—
Securities Lending Reinvestment Vehicle	3,497,295	—	—

Total	$1,000,431,487	$—	$—

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,167,480	$—	$—
North America	179,092,305	—	—
Investment Company	1,366,702	—	—

Total	$188,626,487	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$340,550	$—	$—
North America	23,848,030	—	—
Investment Company	102,069	—	—

Total	$24,290,649	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$23,723,538	$—	$—
North America	1,348,624,798	—	—
South America	12,473,240	—	—
Investment Company	12,538,795	—	—
Securities Lending Reinvestment Vehicle	8,607,588	—	—

Total	$1,405,967,959	$—	$—

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$83,035	$—	$—
Europe	78,164	—	—
North America	15,863,153	—	—
Investment Company	320,379	—	—

Total	$16,344,731	$—	$—

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$37,033,835	$—	$—
Europe	18,844,361	—	—
North America	2,624,850,048	—	—
Investment Company	49,258,601	—	—
Securities Lending Reinvestment Vehicle	49,787,439	—	—

Total	$2,779,774,284	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$5,229,988	$—	$—
North America	176,585,706	—	—
Investment Company	960,688	—	—
Securities Lending Reinvestment Vehicle	803,035	—	—

Total	$183,579,417	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$29,807,534	$—	$—
Europe	17,006,070	—	—
North America	715,553,286	—	—
Investment Company	10,985,698	—	—

Total	$773,352,588	$—	$—

U.S. EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$362,731	$—	$—
North America	10,934,600	—	—
Investment Company	112,729	—	—
Securities Lending Reinvestment Vehicle	42,704	—	—

Total	$11,452,764	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Capital Growth, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth and U.S. Equity ESG Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.